Income Tax - Effective Income Tax Rate Continuing Operations Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	0.00%	0.00%
Change in fair value of warrant liability	(19.20%)	(20.70%)
Transaction costs allocable to warrant liabilities	0.00%	(1.70%)
Valuation allowance	(1.90%)	0.00%
Income tax provision	(0.10%)	(1.40%)